Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expense [Abstract]
Operating lease expense	$ 2,353	$ 2,348
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 871	$ 1,451
Weighted-average Remaining Lease Term
Operating leases	1 year 2 months 8 days	2 years 2 months 12 days
Weighted-average Discount Rate
Operating leases	4.31%	4.25%